Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible notes payable
Schedule of convertible notes payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000

Liability component on initial recognition	7,264	10,011
Issuance of convertible notes	7,269	9,253
Interest accrued	632	839
Notes converted to ADS	(4,202)	(5,797)
Repayment and balance adjustments	(1,169)	(1,702)
Exchange difference	217	318
Total	10,011	12,922